Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2009
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 07/21/09




Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
54
Form 13F Information Table Value Total:
$331,555
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


American Natl Bankshare Com        027745108   1,436     74,607      SH          DEFINED              74,607
Assurant                Com        04621X108  17,989    746,745      SH          DEFINED             746,745
Atlas America           Com        049167109     307     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106     624     77,533      SH          DEFINED              77,533
Baker Michael Corp      Com        057149106  26,426    623,834      SH          DEFINED             623,834
Berkley, WR             Com        084423102   8,397    391,092      SH          DEFINED             391,092
Brush Engineered        Com        117421107   2,481    148,100      SH          DEFINED             148,100
Cal Dive Int'l Inc      Com        12802T101   3,078    356,713      SH          DEFINED             356,713
Cardinal Financial      Com        14149F109   4,440    567,051      SH          DEFINED             567,051
Carpenter Tech          Com        144285103   8,273    397,552      SH          DEFINED             397,552
ConocoPhillips          Com        20825C104   1,231     29,274      SH          DEFINED              29,274
EOG Res Inc.            Com        26875P101   4,578     67,405      SH          DEFINED              67,405
Emcor Group             Com        29084Q100  11,698    581,393      SH          DEFINED             581,393
Emerson Elec Co.        Com        291011104   2,131     65,768      SH          DEFINED              65,768
Energen Corp.           Com        29265N108   6,512    163,220      SH          DEFINED             163,220
FTI Consulting          Com        302941109  17,661    348,210      SH          DEFINED             348,210
First Potomac           Com        33610F109     126     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     172     14,355      SH          SOLE                 14,355
Middleburg Financial    Com        596094102     344     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   3,606    614,266      SH          DEFINED             614,266
Oceanfirst Fin          Com        675234108     136     11,344      SH          DEFINED              11,344
PartnerRe Holdings      Com        G6852T105   6,020     92,689      SH          DEFINED              92,689
PPL Corporation         Com        69351T106   8,236    249,882      SH          DEFINED             249,882
Patriot Ntl Bancorp     Com        70336F104      68     23,752      SH          SOLE                 23,752
Pentair                 Com        709631105     512     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   7,756  1,261,116      SH          DEFINED           1,261,116
Republic SVCS           Com        760759100   8,859    362,945      SH          DEFINED             362,945
Rosetta Resources       Com        777779307   4,693    535,746      SH          DEFINED             535,746
Rudolph Tech            Com        781270103     188     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   6,701    575,168      SH          DEFINED             575,168
Rush Enterprises        CLB        781846308   2,931    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104     226     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103     695     42,270      SH          DEFINED              42,270
Suncor Energy           Com        867229106  11,120    366,500      SH          DEFINED             366,500
Tessera Technologies    Com        88164L100   5,963    235,780      SH          DEFINED             235,780
United America          CLA        90933T109  10,030  2,094,045      SH          DEFINED           2,094,045
Urstadt Biddle Pptys    CLA        917286205     387     27,500      SH          SOLE                 27,500
Watsco Inc.             Com        942622200   6,230    127,317      SH          DEFINED             127,317
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   9,839 10,143,000      PRN         DEFINED          10,143,000
American Tower     Note 5.0  2/1   029912AF9     490    495,000      PRN         SOLE                495,000
Coeur D'Alene Mine Note 1.25 1/1   192108AQ1   1,339  1,535,000      PRN         SOLE              1,535,000
Euronet Worldwide  DBCV 1.625 12/1 298736AD1   3,426  3,500,000      PRN         DEFINED           3,500,000
Griffon Corp       Note 4.0 7/1    398433AC6   8,774  9,260,000      PRN         DEFINED           9,260,000
Jakks Pac Inc.     Note 4.625 6/1  47012EAB2   4,155  4,300,000      PRN         DEFINED           4,300,000
Level 3 Communic   Note 6.0  9/1   52729NAG5   6,413  6,413,000      PRN         DEFINED           6,413,000
Magma Design Auto  Note 2.0 5/1    559181AC6   3,431  5,500,000      PRN         DEFINED           5,500,000
Maxtor Corp        Note 6.8 4/3    577729AC0  18,042 18,133,000      PRN         DEFINED          18,133,000
Nextel Corp        Note 5.25 1/1   65332VAY9  11,358 11,473,000      PRN         DEFINED          11,473,000
ON Semiconductor   Note     4/1    682189AE5   8,903  9,322,000      PRN         DEFINED           9,322,000
Par Pharmaceutical Note 2.875 9/3  717125AC2  12,447 13,000,000      PRN         DEFINED          13,000,000
Rambus             Note      2/0   750917AB2  10,497 10,458,000      PRN         DEFINED          10,458,000
Sepracor Inc.      Note     12/1   817315AU8   2,312  2,500,000      PRN         SOLE              2,500,000
Sepracor Inc       Note     10/1   817315AW4  19,724 20,050,000      PRN         DEFINED          20,050,000
Wesco Intl         DBCV 2.625 10/1 95082PAE5   8,144  8,675,000      PRN         DEFINED           8,675,000